Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Level 1 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	$ 488	$ 91
Financial instrument (non-current asset)	3,002	2,880
Financial instrument (current liability)	83	47
Level 2 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instrument (current asset)	85	917
Financial instrument (non-current asset)	31,069	21,570
Financial instrument (current liability)	1,045	801
Financial instrument (non-current liability)	$ 3,743	$ 1,672